CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim Enhanced Short Duration ETF
(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”) dated September 28, 2016, as supplemented

Effective June 30, 2017, the Fund will change its name to Guggenheim Ultra Short Duration ETF.  Accordingly, effective June 30, 2017, the references in the Fund’s Summary Prospectus, Prospectus and SAI to the Fund’s name will be revised to reflect this change.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 30, 2017	ETF-SUP-GSY